INVENTORIES (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
INVENTORIES
Ore in stockpiles	$ 2,317	$ 4,647
Concentrate	231
Materials and supplies	1,695	920
Total inventories	4,243	5,567
Less: current inventories	4,243	1,285
Non-current inventories		$ 4,282
Inventory write-down	$ 2,773